Condensed Financial Information of the Parent Company Only (Details1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses
Interest on subordinated notes									$ 1,381	$ 1,301	$ 1,526
Other									4,125	3,514	3,717
Income (loss) before income tax benefit and equity in undistributed income of subsidiaries									3,368	3,448	(6,639)
Income tax benefit	819	(704)	277	154	(1,232)	711	661	451	546	591	(3,087)
Net income (loss)	2,203	(1,572)	740	1,451	(1,021)	1,516	1,408	954	2,822	2,857	(3,552)
Parent Company [Member]
Income
Interest and dividends received from subsidiaries									4,596	5,192	4,405
Total income									4,596	5,192	4,405
Expenses
Interest on subordinated notes									1,381	1,301	1,526
Other									2,889	2,605	2,904
Total expenses									4,270	3,906	4,430
Income (loss) before income tax benefit and equity in undistributed income of subsidiaries									326	1,285	(25)
Income tax benefit									2,257	1,368	1,450
Equity in undistributed income (loss) of subsidiaries									239	204	(4,977)
Net income (loss)									$ 2,822	$ 2,857	$ (3,552)